Fair value measurement (Details) - Recurring - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term investments
Term deposits	€ 25,225	€ 45,000
Investments and other assets:
Term deposits	1,351	1,351
Total	90,699	205,351
Deposits
Cash equivalents:
Cash equivalents	64,123	159,000
Level 2
Short-term investments
Term deposits	25,225	45,000
Investments and other assets:
Term deposits	1,351	1,351
Total	90,699	205,351
Level 2 | Deposits
Cash equivalents:
Cash equivalents	€ 64,123	€ 159,000